Amounts due to banks and customer deposits	12 Months Ended
Dec. 31, 2018
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]

Note 18 Amounts due to banks and customer deposits

USD million	31.12.18	31.12.17
Amounts due to banks	10,962	7,728
Customer deposits	419,838	419,577
of which: demand deposits	181,869	193,457
of which: retail savings / deposits	165,790	166,013
of which: time deposits	53,624	48,617
of which: fiduciary deposits	18,556	11,490
Total amounts due to banks and customer deposits	430,801	427,305

UBS AG
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]

Note 18 Amounts due to banks, customer deposits, and funding from UBS Group AG and its subsidiaries

a) Amounts due to banks and customer deposits

USD million	31.12.18	31.12.17
Amounts due to banks	10,962	7,728
Customer deposits	421,986	423,058
of which: demand deposits	182,642	195,264
of which: retail savings / deposits	165,790	166,013
of which: time deposits	54,998	50,291
of which: fiduciary deposits	18,556	11,490
Total amounts due to banks and customer deposits	432,948	430,786